CARILLON SERIES TRUST
Carillon Eagle Mid Cap Growth Fund
Carillon Eagle Small Cap Growth Fund

SUPPLEMENT DATED JUNE 23, 2022 TO THE
PROSPECTUS AND SUMMARY PROSPECTUS
DATED MARCH 1, 2022, AS PREVIOUSLY
AMENDED OR SUPPLEMENTED

Effective June 23, 2022, David Cavanaugh, currently a Senior Research Analyst for the Carillon Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) and Carillon Eagle Small Cap Growth Fund (“Small Cap Growth Fund”), will become a Portfolio Manager for each fund. In addition, effective as of the close of business on February 28, 2023, Bert L. Boksen, CFA® will transition to a new phase of his career at Eagle Asset Management, Inc. (“Eagle”) and no longer serve as a Portfolio Manager of the Mid Cap Growth Fund or Small Cap Growth Fund.

1.	Mid Cap Growth Fund.

A.	Effective June 23, 2022, the following changes are made to the Mid Cap Growth Fund’s Prospectus and Summary Prospectus, as applicable:

The “Portfolio Managers” section on page 5 of the Summary Prospectus and the “Summaries – Carillon Eagle Mid Cap Growth Fund – Portfolio Managers” section on page 22 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Portfolio Managers | Bert L. Boksen, CFA®, Eric Mintz, CFA®, Christopher Sassouni, D.M.D. and David Cavanaugh are Portfolio Managers of the fund and are jointly and primarily responsible for all aspects of the fund’s management. Mr. Boksen has managed the fund since its inception, Mr. Mintz has managed the fund since 2011, Mr. Sassouni has managed the fund since 2020 after serving as Assistant Portfolio Manager of the fund since 2006, and Mr. Cavanaugh has managed the fund since June 2022 after serving as a Senior Research Analyst of the fund from 2017 to June 2022.

In the “Portfolio Managers” section of the Prospectus, the paragraph regarding the Mid Cap Growth Fund on page 98 is hereby deleted in its entirety and replaced with the following:

Carillon Eagle Mid Cap Growth Fund — Bert L. Boksen, CFA®, Eric Mintz, CFA®, Christopher Sassouni, D.M.D. and David Cavanaugh are Portfolio Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund – Mr. Boksen since the fund’s inception in 1998, Mr. Mintz since 2011, Mr. Sassouni since 2020 and Mr. Cavanaugh since June 2022. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle since 1995. Previously, Mr. Mintz served as Assistant Portfolio Manager since 2008 and Senior Research Analyst since 2005, Mr. Sassouni served as Assistant Portfolio Manager of the fund and Vice President of Eagle since 2006, and Mr. Cavanaugh served as Senior Research Analyst of the fund since 2017.

B.	Effective as of the close of business on February 28, 2023, all references to Bert L. Boksen in the

Mid Cap Growth Fund’s Summary Prospectus and Prospectus are deleted.

2.	Small Cap Growth Fund.

A.	Effective June 23, 2022, the following changes are made to the Small Cap Growth Fund’s Prospectus and Summary Prospectus, as applicable.

The “Portfolio Managers” section on page 5 of the Summary Prospectus and the “Summaries – Carillon Eagle Small Cap Growth Fund – Portfolio Managers” section on page 28 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Portfolio Managers | Bert L. Boksen, CFA®, Eric Mintz, CFA®, Christopher Sassouni, D.M.D. and David Cavanaugh are Portfolio Managers of the fund and are jointly and primarily responsible for all aspects of the fund’s management. Mr. Boksen has managed the fund since its inception, Mr. Mintz has managed the fund since 2011, Mr. Sassouni has managed the fund since 2020 after serving as Assistant Portfolio Manager of the fund since 2006, and Mr. Cavanaugh has managed the fund since June 2022 after serving as a Senior Research Analyst of the fund from 2017 to June 2022.

In the “Portfolio Managers” section of the Prospectus, the paragraph regarding the Small Cap Growth Fund on page 98 is hereby deleted in its entirety and replaced with the following:

Carillon Eagle Small Cap Growth Fund — Bert L. Boksen, CFA®, Eric Mintz, CFA®, Christopher Sassouni, D.M.D. and David Cavanaugh are Portfolio Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund. Mr. Boksen has been responsible for the day-to-day management of a portion of the fund since 1995 and as of 2008, Mr. Boksen has been responsible for the day-to-day management of the entire fund. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle since 1995. Mr. Mintz has been Portfolio Manager of the fund since 2011. Previously, Mr. Mintz served as Assistant Portfolio Manager since 2008 and Senior Research Analyst at Eagle since 2005. Mr. Sassouni has been Portfolio Manager of the fund since 2020. Previously, Mr. Sassouni served as Assistant Portfolio Manager since 2015 and Vice President of Eagle since 2006. Mr. Cavanaugh has been Portfolio Manager of the fund since June 2022. Previously, Mr. Cavanaugh served as Senior Research Analyst of the fund since 2017.

B.	Effective as of the close of business on February 28, 2023, all references to Bert L. Boksen in the Small Cap Growth Fund’s Summary Prospectus and Prospectus are deleted.

* * * * *
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

CARILLON SERIES TRUST
Carillon Eagle Mid Cap Growth Fund
Carillon Eagle Small Cap Growth Fund

SUPPLEMENT DATED JUNE 23, 2022 TO
THE STATEMENT OF ADDITIONAL INFORMATION
 DATED MARCH 1, 2022

Effective June 23, 2022, David Cavanaugh, currently a Senior Research Analyst for the Carillon Eagle Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and Carillon Eagle Small Cap Growth Fund (the “Small Cap Growth Fund,” and together with the Mid Cap Growth Fund, the “funds”), will become a Portfolio Manager for each fund. In addition, effective as of the close of business on February 28, 2023, Bert L. Boksen, CFA® will transition to a new phase of his career at Eagle Asset Management, Inc. (“Eagle”) and no longer serve as a Portfolio Manager of the Mid Cap Growth Fund or Small Cap Growth Fund.

A.	Effective June 23, 2022, the following changes are made to the funds’ Statement of Additional Information (“SAI”).

In the “Fund Information - Portfolio Managers – Eagle (Growth & Income, Mid Cap Growth, Small Cap Growth)” section of the SAI on page 101, the heading for sub-section A is deleted and replaced with the following:

A. Bert L. Boksen, Eric Mintz, Christopher Sassouni and David Cavanaugh (Mid Cap Growth, Small Cap Growth)

In the “Fund Information - Portfolio Managers – Eagle (Growth & Income, Mid Cap Growth, Small Cap Growth) – Bert L. Boksen, Eric Mintz, Christopher Sassouni and David Cavanaugh (Mid Cap Growth, Small Cap Growth)” section of the SAI on pages 101-102, the last sentence of the second paragraph is deleted and replaced with the following:

Messrs. Sassouni and Cavanaugh are not primarily responsible for the day-to-day management of the portfolio of any other accounts.

In the “Fund Information - Portfolio Managers – Eagle (Growth & Income, Mid Cap Growth, Small Cap Growth) – Bert L. Boksen, Eric Mintz, Christopher Sassouni and David Cavanaugh (Mid Cap Growth, Small Cap Growth)” section of the SAI on pages 101-102, the fourth paragraph is deleted and replaced with the following:

Messrs. Boksen, Mintz, Sassouni and Cavanaugh’s benchmarks for compensation evaluation purposes include Lipper and Morningstar rankings for mutual fund performance and the Russell 2000® Growth and Russell Mid Cap® Growth indices for separate accounts along with peer group rankings such as those from Callan Associates and Mercer Investment Consulting.

In the “Fund Information - Portfolio Managers – Eagle (Growth & Income, Mid Cap Growth, Small Cap Growth) – Bert L. Boksen, Eric Mintz, Christopher Sassouni and David Cavanaugh (Mid Cap Growth, Small Cap Growth)” section of the SAI on pages 101-102, the following is added as the last sentence of the fifth paragraph:

As of May 31, 2022, Mr. Cavanaugh owns between $10,001 and $50,000 of Mid Cap Growth’s shares and between $10,001 and $50,000 of Small Cap Growth’s shares.

B.	Effective as of the close of business on February 28, 2023, all references to Bert L. Boksen in the funds’ SAI are deleted.

* * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE